Contract Balances, Performance Obligations and Contract Costs	12 Months Ended
Jan. 31, 2022
Notes to Financial Statements
Contract Balances, Performance Obligations and Contract Costs

Note 19 – Contract Balances, Performance Obligations and Contract Costs

Deferred Revenue

The following table presents the changes in the deferred revenue balance as follows:

Deferred Revenue
Balance at January 31, 2020	42,063
Recognition of previously deferred revenue	(37,843)
Deferral of revenue	46,386
Increases from business combinations, net	39
Effect of movements in foreign exchange	646
Balance at January 31, 2021	51,291
Recognition of previously deferred revenue	(38,065)
Deferral of revenue	45,234
Increases from business combinations, net	729
Effect of movements in foreign exchange	(489)
Balance at January 31, 2022	58,700
Current	56,780
Long-term	1,920

Performance Obligations

As of January 31, 2022, approximately $366.8 million of revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. We expect to recognize revenue on approximately 80% of these remaining performance obligations over the next 24 months with the balance recognized thereafter.

Contract Assets

The following table presents the changes in the contract assets balance as follows:

Contract Assets
Balance at January 31, 2020	1,107
Transfers to trade receivables from contract assets	(563)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	783
Effect of movements in foreign exchange	26
Balance at January 31, 2021	1,353
Transfers to trade receivables from contract assets	(730)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	815
Effect of movements in foreign exchange	5
Balance at January 31, 2022	1,443

Contract Costs

Capitalized contract costs net of accumulated amortization is $16.6 million at January 31, 2022 ($12.9 million at January 31, 2021). Capitalized contract costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. The total contract cost amortization included in sales and marketing expenses was approximately $4.7 million, $3.3 million and $2.5 million for the years ended January 31, 2022, 2021 and 2020, respectively.